Earnings Per Share - Basic and Diluted Calculation (Details) (USD $)	7 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share, Basic
Net income attributable to Class A common stockholders		$ 2,266,000	[1]	$ 0	$ 0
Weighted average number of shares outstanding, basic (in shares)	7,885,186
Basic earnings per share (in dollars per share)	$ 0.29
Earnings Per Share, Diluted [Abstract]
Weighted average number of shares outstanding, diluted	8,025,208
Diluted earnings per share (in dollars per share)	$ 0.28
LTIP Units Held	3,975,000	3,975,000
Common Class A
Earnings Per Share, Basic
Net income attributable to Class A common stockholders		2,266,000	[1]
Weighted Average Shares (Denominator)		7,885,186	[1]
Per Share Amount		$ 0.287	[1]
Net income (loss) available to common stockholders, basic		2,247,000	[1]
Weighted average number of shares outstanding, basic (in shares)		7,885,186	[1]
Basic earnings per share (in dollars per share)		$ 0.285	[1]
Earnings Per Share, Diluted [Abstract]
Net income (loss) available to common stockholders, diluted		2,266,000	[1]
Weighted average number of shares outstanding, diluted		8,025,208	[1]
Diluted earnings per share (in dollars per share)		$ 0.282	[1]
Convertible Debt Securities
Earnings Per Share, Diluted [Abstract]
Effect on basic earnings per share, dilutive convertible securities		19,000	[1]
Weighted average number of shares outstanding, diluted		140,022	[1]
Diluted earnings per share (in dollars per share)		$ (0.003)	[1]
FA RSU Plan | Restricted Stock Units (RSUs)
Earnings Per Share, Basic
Allocation of earnings to FA RSU plan shareholders		(19,000)	[1]
Preferred stock dividends and other adjustments (in shares)		0	[1]
Basic distributed and undistributed earnings (loss), (in dollars per share)		$ (0.002)	[1]

[1]	Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.